Finance debts - Changes in liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Carrying amount at beginning	€ 31,704	€ 30,166
Cash flows	(1,183)	2,246
Currency translation differences	711	(1,209)
Changes in the scope of consolidation	808	90
Other non-monetary changes	1,091	411
Carrying amount at end	33,131	31,704
Long-term debt and current portion of long-term debt
Borrowings
Carrying amount at beginning	23,804	22,066
Cash flows	666	2,178
Currency translation differences	255	(348)
Changes in the scope of consolidation	545	64
Other non-monetary changes	225	(156)
Carrying amount at end	25,495	23,804
Short term debt
Borrowings
Carrying amount at beginning	2,882	2,452
Cash flows	(910)	937
Currency translation differences	153	(528)
Changes in the scope of consolidation	160	22
Other non-monetary changes	14	(1)
Carrying amount at end	2,299	2,882
Long-term and current portion of long-term lease liabilities
Borrowings
Carrying amount at beginning	5,018	5,648
Cash flows	(939)	(869)
Currency translation differences	303	(333)
Changes in the scope of consolidation	103	4
Other non-monetary changes	852	568
Carrying amount at end	€ 5,337	€ 5,018